ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Funds raised for CrossFire New Mobile Game	29,549	29,549	4,048
Professional services	796	2,677	367
Agency commission fees payable	2,203	—	—
Staff cost related payables	5,816	5,018	687
Office expenses	2,008	1,261	173
Product development services	15	655	90
Other payables	1,621	2,074	284
Hosting service fee	342	2	—
Others	565	430	59
Loan	1,261	—	—
Total	44,176	41,666	5,708